Non-Controlling Interest - Schedule of Financial Information (Details) $ in Thousands		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current assets		$ 350,783	$ 289,100	$ 378,201
Total assets		1,994,504	1,352,871	1,242,120
Current liabilities		134,518	145,193	180,225
Total liabilities		911,397	728,216	746,225
Non-controlling interest percentage	49.00%
Non-controlling interest		284,536	0	$ 0
Total net loss		24,582	11,419
Operating activities		141,237	104,699
Investing activities		(198,769)	(180,278)
Financing activities		121,290	(33,328)
Purchase of interests in investments accounted for using equity method		$ 2,647	$ 5,105
Soto Norte
Disclosure of detailed information about financial instruments [line items]
Financial information basis percentage		1
Current assets		$ 1,502
Non-current assets		590,602
Total assets		592,104
Current liabilities		4,947
Non-current liabilities		6,471
Total liabilities		11,418
Net assets		$ 580,686
Non-controlling interest percentage		49.00%
Non-controlling interest		$ (1,291)
Revenue		0
Project expenses		(2,634)
Total net loss		(2,634)
Operating activities		34
Investing activities		(8,121)
Financing activities		4,167
Purchase of interests in investments accounted for using equity method		$ 2,000